Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0000828944
Registrant Name	WSFS FINANCIAL CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES